FRANK J. HARITON, ATTORNEY AT LAW

1065 Dobbs Ferry Road, White Plains, New York 10607

TEL (914) 674-4373

 FAX (914) 693-2963

                                                                                                            January 20, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

100 F Street, N.E.

Washington, DC 20549-3561

                        Re:       Velvet Rope Special Events, Inc.

                                    Amendment No. 1 to Registration Statement on Form S-1

                                    Originally filed October 17, 2008

                                    File No. 333-154422

To Whom It May Concern,

            We are today filing Amendment Number One to the above captioned registration statement.  The changes primarily represent an updating of the information previously filed as well as responses to comments made by the staff in its Novemeber 19, 2008 letter.

             Following are responses to comments made by the United States Securities and Exchange Commission dated November 19th, 2008 for File No. 333-154422.  The comments are in the same numerical order as they were provided.

General

1.                  One chart has been included as an exhibit. There are no other charts, graphics, maps, photographs and related captions or other artwork including logos contained within the prospectus.

2.

•         We stated that the information according to the 2008 Wedding Industry Trends Report is free of charge on The Wedding Report Website located at www.theweddingreport.com .  In addition, we have provided highlighted copies of the study.

•         We stated that the information according to the FutureWatch 2008 is free of charge on the Meeting Professionals International website located at www.mpiweb.org .  In addition, we have provided highlighted copies of the study.

3.                  We have disclosed information about dilution as required by Item 506 of Regulation S-K. –

Outside Front Cover Page of Prospectus

4.                  We have added a “Subject to Completion” legend on the outside front cover page of the Prospectus as required by Item 501(b)(10) of Regulation S-K.

Summary of Our Offering, Page 4

5.                  We do not have a written agreement with Spartan Securities Group Ltd.

Risk Factors, Page 6

6.                  We have revised the risk factors mentioned to include subheadings that elaborate on specific risks and uncertainties as they relate to our business.

7.                  We have revised the risk factors mentions to adequately convey with enough detail the potential effect of the risks to our business.

8.                  We have removed the risk factors that may pertain to other issuers or other offerings.

9.                  As of December 2008 the Company has actively began searching for a principal financial officer.  We have added a risk factor which states the lack of having a principal financial officer and the risks related to such fact.

We May Not Be Able to Continue as a Going Concern, Page 6

10.              The registration statement has been amended to quantify the amount of our accumulated deficit as of the end of the most recent fiscal quarter as follows “As reflected in the accompanying financial statements, the Company had an accumulated deficit of $34,091 at September 30, 2008, net loss from operations and net cash used in operations of $873 and $5,568 for the interim period ended September 30, 2008, respectively.  While the Company is attempting to produce sufficient revenues, the Company’s cash position may not be enough to support the Company’s daily operations.  Management intends to raise additional funds by way of a public or private offering.  Management believes that the actions presently being taken to further implement its business plan and generate sufficient revenues provide the opportunity for the Company to continue as a going concern.  While the Company believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenues.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.”

Any market that develops in shares of our common stock will be subject to penny stock restrictions, Page 11

11.              We have broken the risk factor into two separate risk factors.  One containing risks related to the penny stock restrictions and the other relating to the ability to obtain accurate quotations as to the price of our stock.

Selling Shareholders, Page 14

12.              Each selling shareholder solely owns their respective shares and has paid for their shares with individual funds therefore no shares are beneficially owned by any other shareholder other than the selling shareholder.

Directors, Executive Officers, Promoters and Control Persons, Page 20

13.              We have disclosed that we have no independent directors.

Security Ownership of Management and Certain Security Holders, Page 21

14.              Ms. Noory will be selling into the public market if a market ever develops. There are no pre-arranged or privately negotiated sales and therefore the remaining 13% will be owned by public shareholders at a future date.  There is no way to determine who these persons might be.

Management’s Discussion and Analysis or Plan of Operation, Page 25

Continuing Operations, Page 26

15.              We have revised the discussion of net revenues to clarify the fact that corporate events represented a majority of the increase in net revenue. Furthermore we disclosed that it is unknown at this time if this trend will continue.

16.              We have revised the discussion for “cost of services” and “operating expenses” to further elaborate on details of the increases as they correspond to an increase in event services provided.

Operating Expenses, Page 27

17.              We have revised the disclosure to clarify the amount of the increase that is due to increasing costs and the amount that is due to costs related to our S-1 filing.

Liquidity and Capital Resources, Page 27

18.              From time to time our major stockholder and chief executive officer advances funding to the Company for our working capital purpose. The advances from major stockholder and chief executive officer bear no interest and have no formal repayment terms. However, our major stockholder and chief executive officer has no contractual obligations to fund our operations and there is no assurance can be given that future funding to be available through advances or loans from or the sale of equity to from our major stockholder and chief executive officer.  She has no contractual obligations to fund our operations.

The Company accrued $15,000 in professional fees in connection with the filing of this registration statement.  On June 18, 2008, the Company issued 80,000 shares of its common stock to its SEC attorney as a founder

19.              In light of the current economic and financial crisis management has chosen to cease efforts to seek additional capital to expand its operations into additional markets.  The document has been revised to eliminate all reference to expansion into new markets.  Furthermore, management believes that becoming a public company is vital to the company to attract and retain valuable vendors, independent contractors and suppliers with stock options and or warrants. In addition, the company believes it can attract and retain key employees by offering stock compensation.

Forward-Looking Statements, Page 28

20.              We have revised the forward-looking statement in page 28

Our Business, Page 30

22.       The registration statement has been amended to disclose our dependence on our key customers as required by Item 101(h)(4) (vi) of Regulation S-K as follows: “Three (3) customers accounted for 80.5% and 67.9% of total sales for the fiscal years ended June 30, 2008 and 2007, respectively.  A reduction in sales from or loss of such customers would have a material adverse effect on the Company’s results of operations and financial condition.”

23.       We have disclosed amounts spent on research and development for the last two years as required by 101(h)(4)(x) of Regulation S-K.

24.       We have disclosed the total number of employees as required by 101(h)(4)(xii) of Regulation S-K.

25.       Our business is not subject to seasonality therefore we have not made a disclosure of such.

26.              We have stricken the reference from management that it believes a majority of meeting planners are seeing an increase in the number of meetings booked in 2008.

27.              In light of the current economic and financial crisis management has chosen to cease efforts to seek additional capital to expand its operations into additional markets.  The document has been revised to eliminate all reference to expansion into new markets.  Furthermore, management believes that becoming a public company is vital to the company to attract and retain valuable vendors, independent contractors and suppliers with stock options and or warrants.  In addition, the company believes it can attract and retain key employees by offering stock compensation.

Operating Philosophy, Page 31

28.       We have included additional detailed information regarding the International Special Events Society.

29.       We have removed all reference to the service described in comment #29.  The clients options described does not currently exist and nor does management anticipate developing such a service at the current time.

Market Analysis, Page 32

30.       We have removed the management’s reference to increase in corporate and social event planning.

31.       In light of the current economic and financial crisis management has chosen to cease efforts to seek additional capital to expand its operations into additional markets.  The document has been revised to eliminate all reference to expansion into new markets.  Furthermore, management believes that becoming a public company is vital to the company to attract and retain valuable vendors, independent contractors and suppliers with stock options and or warrants. In addition, the company believes it can attract and retain key employees by offering stock compensation.

Target Market Analysis, Page 34

32.       In light of the current economic and financial crisis management has chosen to cease efforts to seek additional capital to expand its operations into additional markets.  The document has been revised to eliminate all reference to expansion into new markets.  Furthermore, management believes that becoming a public company is vital to the company to attract and retain valuable vendors, independent contractors and suppliers with stock options and or warrants. In addition, the company believes it can attract and retain key employees by offering stock compensation.

33.       In light of the current economic and financial crisis management has chosen to cease efforts to seek additional capital to expand its operations into additional markets.  The document has been revised to eliminate all reference to expansion into new markets.  Furthermore, management believes that becoming a public company is vital to the company to attract and retain valuable vendors, independent contractors and suppliers with stock options and or warrants. In addition, the company believes it can attract and retain key employees by offering stock compensation.

Marketing Strategy

34.       We have expanded the marketing strategy to discuss what marketing efforts have been completed and the benefits derived from such efforts.

Our Offices, Page 36

35.       Our office rent is confirmed to be $398.58 for one office space which is an approximately 160 square foot executive office space.  The second business location noted is a virtual mailing address utilized for mailing purposes only. We have disclosed that we are moving our offices to a new corporate headquarters in January 2009 and that our rent will be approximately $1200.00 a month.

Executive Compensation, Page 36

36.       The statement in the Registration Statement filed on October 17, 2008 was incorrect.  From time to time, our major stockholder and chief executive officer advances funding to the Company for our working capital purpose. The advances from major stockholder and chief executive officer bear no interest and have no formal repayment terms. However, our major stockholder and chief executive officer has no contractual obligations to fund our operations and there is no assurance can be given that future funding to be available through advances or loans from or the sale of equity to from our major stockholder and chief executive officer.

Statements of Operations, Page F-4

37.       On June 18, 2008, the Company issued 80,000 shares of its common stock to its SEC attorney for the legal service rendered valued at $20,000 (the estimated fair value on the date of grant) representing 38.7% of total operating expenses.  The Company revised the description of this item to “Stock based compensation – legal fee” and separately presented pursuant to Rule 5-03(b)(6) of Regulation S-X.

38.       Velvet Rope Special Events, Inc. (“VRSE” or the “Company”) was incorporated as a Subchapter S corporation on August 22, 2005 under the laws of the State of California.  It was converted into a C corporation, incorporated in the State of Delaware on June 17, 2008. The Company applied Topic 4B of the Staff Accounting Bulletins (“SAB”) issued by the United States Securities and Exchange Commission, by reclassifying all of the Company’s undistributed earnings and losses to additional paid-in capital as of June 17, 2008.  The inclusion of statements of operations for the periods from July 1, 2007 through June 17, 2008 and June 18, 2008 through June 30, 2008 within the statements of operations will enable readers to be able to reconcile additional paid-in capital and accumulated deficit at June 30, 2008 among balance sheets, statements of operations and statement of stockholders’ deficit.

Statements of Cash Flows, Page F-6

39.       The description of this line item has been revised to “Advances from majority stockholder and chief executive officer” to be more descriptive.  Note 4 - Advances from stockholder has been added in the notes to the financial statements to disclose the nature and terms of any such advances.

Part II. Information Not Required in Prospectus

Item 15. Recent Sales of Unregistered Securities

40.         The price per share paid by Mr. Hariton has been included.

Signatures

41.       The signature of the principal financial officer has been included.

42.       We have typed the name of each person under his or her respective signature.

Very truly yours,

/s/ Frank J. Hariton

Frank J. Hariton